Financial Instruments (Details 8) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial Instruments
Opening balance	R$ 1,091,157	R$ 652,545	R$ 96,570
Additions	6,511,673	2,842,742	599,160
Principal payments	(4,164,474)	(2,399,622)	(50,054)
Accrued interest	110,715	28,552	12,140
Interest paid	(59,213)	(33,060)	(5,271)
Closing balance	R$ 3,489,858	R$ 1,091,157	R$ 652,545